SCHEDULE OF BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
ASSETS
Cash and cash equivalents	$ 11,870	¥ 83,006	¥ 25,112
Other receivables	3,316	23,186	14,998
Total assets	345,877	2,418,755	1,951,930
Liabilities
Other payables and other current liabilities	41,661	291,338	306,391
Total liabilities	330,838	2,313,586	2,165,194
Shareholders’ deficit
Ordinary shares (US$0.0001 par value, 190,100,000,000 and 190,100,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 56,354,853,138 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2024; ID="xdx_907_eus-gaap--CommonStockSharesOutstanding_iI_c20251231__us-gaap--StatementClassOfStockAxis__us-gaap--CommonClassAMember__srt--ConsolidatedEntitiesAxis__srt--ParentCompanyMember__sr	6,567	45,922	39,816
Additional paid-in capital	2,769,913	19,370,282	19,007,948
Accumulated other comprehensive income	33,552	234,630	227,718
Accumulated deficit	(2,840,022)	(19,900,000)	(19,583,017)
Total Uxin Limited shareholders’ deficit	(33,017)	(230,888)	(368,002)
Total liabilities, mezzanine equity and shareholders’ deficit	$ 345,877	2,418,755	1,951,930
Parent Company [Member] | Reportable Legal Entities [Member]
ASSETS
Cash and cash equivalents		4,843	850
Amounts due from intra-Group entities		7,358,481	10,144,302
Other receivables		1,308	2,457
Prepaid expenses		236	89
Total assets		7,364,868	10,147,698
Liabilities
Other payables and other current liabilities		20,233	29,942
Short-term borrowings		39,072
Investment deficit in subsidiaries		7,448,541	10,391,493
Amounts due to intra-Group entities		87,910	94,265
Total liabilities		7,595,756	10,515,700
Shareholders’ deficit
Ordinary shares (US$0.0001 par value, 190,100,000,000 and 190,100,000,000 shares authorized as of December 31, 2024 and 2025, respectively; 56,354,853,138 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2024; ID="xdx_907_eus-gaap--CommonStockSharesOutstanding_iI_c20251231__us-gaap--StatementClassOfStockAxis__us-gaap--CommonClassAMember__srt--ConsolidatedEntitiesAxis__srt--ParentCompanyMember__sr		45,922	39,816
Additional paid-in capital		19,370,282	19,007,948
Subscription receivable from shareholders		(21,165)	(60,467)
Accumulated other comprehensive income		234,630	227,718
Accumulated deficit		(19,860,557)	(19,583,017)
Total Uxin Limited shareholders’ deficit		(230,888)	(368,002)
Total liabilities, mezzanine equity and shareholders’ deficit		¥ 7,364,868	¥ 10,147,698